Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000878092
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2013
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund (Prospectus Summary) | Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRMBX